DISPOSITION OF BUSINESSES	12 Months Ended
Dec. 31, 2021
DISPOSITION OF BUSINESS [Abstract]
DISPOSITION OF BUSINESSES	DISPOSITION OF BUSINESSES
a) Disposition of our U.K. regulated distribution business’s portfolio of smart meters
On May 12, 2021, our U.K. regulated distribution business sold its smart meters business for gross consideration of approximately $820 million. After the repayment of debt and working capital requirements at the business, our company received net proceeds of approximately $340 million. The business recognized a gain of approximately $195 million in Other income (expense) on the Consolidated Statements of Operating Results, of which approximately $155 million is attributable to our company. Our company’s share of accumulated revaluation surplus of $142 million was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Equity. Our company’s share of net losses relating to previous foreign exchange movements of $17 million was reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statements of Operating Results